Expense Example - Anfield Universal Fixed Income Fund	May 01, 2026 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,551
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,381
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,265